CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	12 Months Ended
Dec. 31, 2018
Disclosure Of CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES [Abstract]
Disclosure of changes in accounting policies [text block]
3.	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3.1	Adoption of new or amended IFRSs

The following amendments to standards have been adopted by the Company for the first time for the financial year beginning on 1 January 2018. The application of the amendments to IFRSs in the current year has had no material impact on the
Company
's financial performance and positions for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

IFRS 15 Revenue from Contracts with Customers

Amendments to IAS 40 Transfer to Investment Property

IFRS 9 Financial Instruments

IFRS 9 issued in 2009 introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition, and further amended in 2013 to include the new requirements for general hedge accounting. Another revised version of IFRS 9 was issued in 2014 mainly to include a) impairment requirements for financial assets and b) limited amendments to the classification and measurement requirements by introducing a ‘fair value through other comprehensive income’ (FVTOCI) measurement category for certain simple debt instruments.

Key requirements of IFRS 9 are described below:

•
All recognized financial assets that are within the scope of IAS 39 Financial Instruments Recognition and Measurement are subsequently measured at amortized cost or fair value. Specifically, debt investments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of subsequent accounting periods. Debt instruments that are held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets, and that have contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, are measured at FVTOCI. All other debt investments and equity investments are measured at their fair value at the end of subsequent accounting periods. In addition, under IFRS 9, entities may make an irrevocable election to present subsequent changes in the fair value of an equity investment (that is not held for trading) in other comprehensive income, with only dividend income generally recognized in profit or loss.

•
With regard to the measurement of financial liabilities designated as at fair value through profit or loss, IFRS 9 requires that the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is presented in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss. Changes in fair value of financial liabilities attributable to changes in the financial liabilities’ credit risk are not subsequently reclassified to profit or loss. Under IAS 39, the entire amount of the change in the fair value of the financial liability designated as fair value through profit or loss was presented in profit or loss.

•
In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss model, as opposed to an incurred credit loss model under IAS 39. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized.

•
The new general hedge accounting requirements retain the three types of hedge accounting. However, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting. In addition, the effectiveness test has been overhauled and replaced with the principle of an 'economic relationship'. Retrospective assessment of hedge effectiveness is also no longer required. Enhanced disclosure requirements about an entity's risk management activities have also been introduced.

The measurement categories for all financial liabilities as of January 1, 2018 have not been impacted by the initial application of IFRS 9.

Key changes in the Company’s accounting policies resulting from application of IFRS 9

Impairment under ECL model

The Company recognizes a loss allowance for ECL on financial assets which are subject to impairment under IFRS 9 (including trade and other receivables, amounts due from related parties, restricted cash, bank balances and cash). The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.

Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast, 12-month ECL (“12m ECL”) represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessment are done based on the Company’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.

The Company always recognizes lifetime ECL for its trade receivables. The ECL on these assets are assessed individually for debtors with significant balances and/or collectively using a provision matrix with appropriate groupings.

For all other instruments, the Company measures the loss allowance equal to 12m ECL, unless when there has been a significant increase in credit risk since initial recognition, the Company recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition.

Significant increase in credit risk

In assessing whether the credit risk has increased significantly since initial recognition, the Company compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Company considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly:

•	an actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating;

•	significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, the credit default swap prices for the debtor;

•	existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;

•	an actual or expected significant deterioration in the operating results of the debtor;

•
an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.

Irrespective of the outcome of the above assessment, the Company presumes that the credit risk has increased significantly since initial recognition when contractual payments are more than 30 days past due, unless the Company has reasonable and supportable information that demonstrates otherwise.

The Company considers that default has occurred when the instrument is more than 90 days past due unless the Company has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

Measurement and recognition of ECL

The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information.

Generally, the ECL is estimated as the difference between all contractual cash flows that are due to the Company in accordance with the contract and all the cash flows that the Company expects to receive, discounted at the effective interest rate determined at initial recognition.

Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit impaired, in which case interest income is calculated based on amortized cost of the financial asset.

As of January 1, 2018, the management of the Company reviewed and assessed the Company’s existing financial assets for impairment using reasonable and supportable information that is available without undue cost or effort in accordance with the requirements of IFRS 9. The results of the assessment and the impact thereof are detailed below.

Summary of effects arising from initial application of IFRS 9

Impairment under ECL model

The Company applies the IFRS 9 simplified approach to measure ECL which uses a lifetime ECL for all trade receivables. To measure the ECL, trade receivables have been grouped based on shared credit risk characteristics.

Loss allowances for other financial assets at amortized cost mainly comprise of bank balances and cash, other receivables, amounts due from related parties are measured on 12m ECL basis and there had been no significant increase in credit risk since initial recognition.

No additional impairment for other financial assets at amortized cost as at January 1, 2018 is recognized as the amount of additional impairment measured under the ECL model is immaterial.

Transition

The Company has applied the transitional provision in IFRS 9 such that IFRS 9 was generally adopted without restating comparative information. The reclassifications and the adjustments arising from the new ECL rules are therefore not reflected in the statement of financial position as at 31 December 2017, but are recognized in the statement of financial position on January 1, 2018. This means that differences in the carrying amounts of financial assets resulting from the adoption of IFRS 9 are recognized in reserves as at January 1, 2018. Accordingly, the information presented for 2017 does not reflect the requirements of IFRS 9 but rather those of IAS 39.

The following tables summarized the impact, net of tax, of transition to IFRS 9 on the opening balance of retained earnings as of January 1, 2018:

RMB’000

Retained earnings as of December 31, 2017	144,434
Recognition of expected credit losses (“ECLs”) on trade receivables as of January 1, 2018	(15,118)
Restated retained earnings as of January 1, 2018 (unaudited)	129,316

3.2	Accounting standards issued but not yet effective

At the date of authorization of these financial statements, certain new standards, amendments and interpretations to existing standards have been published by the IASB but are not yet effective, and have not been adopted by the Company

IFRS 16	Leases 1

1
 Effective for annual periods beginning on or after 1 January 2019

IFRS 16 Lease

IFRS 16 will result in almost all leases being recognized on the statement of financial position, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases. The accounting for lessors will not be significantly changed. The standard will affect primarily the accounting for Company’s operating leases.

Management has just commenced its assessment and have not yet determined to what extent its commitments will result in the recognition of an asset and a liability for future payments and how this will affect the Company’s profit and classification of cash flows.

The new standard is mandatory for financial years commencing on or after 1 January 2019. The Company does not intend to adopt this standard before its effective date.